Business Combinations - Transaction and Integration Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combinations [Abstract]
Integration related costs	$ 29,574	$ 44,176	$ 39,695